COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Jan. 31, 2019
COMMITMENTS AND CONTINGENCIES
Future minimum commitments

The following table summarizes the Company’s commitments as of January 31, 2019 (in thousands):

		Fiscal years ending January 31,
	Total	2020	2021	2022	2023	2024

Operating lease	$1,539	$280	$315	$324	$334	$286
Capital lease for laboratory equipment	47	22	22	3	—	—
Total	$1,586	$302	$337	$327	$334	$286